Pay vs Performance Disclosure - USD ($)			12 Months Ended			16 Months Ended
	Dec. 31, 2025	Sep. 06, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2025
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company. For further information concerning the Company’s variable pay-for-performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to “Summary of Executive Compensation.”

Year	Summary Compensation Table Total for PEO 1 (Barbier)[1]	Compensation Actually Paid to PEO 1 (Barbier)[2]	Summary Compensation Table Total for PEO 2 (Barry)[1]	Compensation Actually Paid to PEO 2 (Barry)[2]	Average Summary Compensation Table Total for Non-PEO NEOs[3]	Average Compensation Actually Paid to Non-PEO NEOs[4]	Value of Initial Fixed $100 Investment Based On:	Net Loss (thousands)[6]
							Total Stockholder Return[5]
(a)	(b)	(c)	(b)	(c)	(d)	(e)	(f)	(h)
2025	$-	$-	$1,520,035	$1,334,641	$824,498	$781,795	$6.70	$(90,973)
2024	$3,685,803	$(1,008,439)	$16,729,425	$1,776,953	$3,578,450	$(922,763)	$7.99	$(24,342)
2023	$6,263,038	$7,562,818	$-	$-	$2,409,975	$2,362,737	$76.20	$(97,217)

[1] Summary Compensation Table Total for PEO: The dollar amounts reported in column (b) are the amounts of total compensation reported for our former PEO, Mr. Barbier, and our current PEO, Mr. Barry, for each corresponding year in the “Total” column of the Summary Compensation Table. Mr. Barry was appointed President and Chief Executive on September 6, 2024.

[2] Compensation Actually Paid to PEO: The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Barbier and Mr. Barry as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Barbier and Mr. Barry during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Barry’s total compensation to determine the compensation actually paid:

PEO Total Compensation Amount			$ 1,520,035
PEO Actually Paid Compensation Amount			$ 1,334,641
Adjustment To PEO Compensation, Footnote

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Compensation Actually Paid to PEO
2025	$1,520,035	$(490,035)	$304,641	$1,334,641

(a)	The grant date fair value of equity awards represents the total of any amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table.
(b)	The equity award adjustments include the addition (or subtraction, as applicable) of the following:

(i) the year-end fair value (computed consistent with the methodology used for share-based payments under U.S. GAAP) of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year;

(ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year;

(iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date;

(iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; and

(v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year.

The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	(i)Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	(ii)Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	(iii)Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	(iv)Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	(v)Fair Value at the end of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Total Equity Award Adjustments
2025	$661,110	$(290,247)	$-	$(66,222)	$-	$304,641

Non-PEO NEO Average Total Compensation Amount			$ 824,498	$ 3,578,450	$ 2,409,975
Non-PEO NEO Average Compensation Actually Paid Amount			$ 781,795	(922,763)	2,362,737
Adjustment to Non-PEO NEO Compensation Footnote

[3] Average Summary Compensation Table Total for Non-PEO NEOs: The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s NEOs as a group (excluding our PEO for all years presented) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding our PEO) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2025, Mr. Cook and Mr. Schoen (ii) for 2024, Dr. Kupiec and Mr. Schoen (iii) for 2023, Messrs. Cook and Schoen, and Dr. Kupiec.

[4] Average Compensation Actually Paid to Non-PEO NEOs: The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding our PEO, Mr. Barry), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Barry) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Barry) to determine the compensation actually paid, using the same methodology described above in Note 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments(a)	Average Compensation Actually Paid to Non-PEO NEOs
2025	$824,498	$(140,010)	$97,308	$781,795

(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	(i)Average Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	(ii)Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	(iii)Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	(iv)Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	(v)Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Total Average Equity Award Adjustments
2025	$188,888	$(114,906)	$-	$23,326	$-	$97,308

[5]  Total Stockholder Return: Cumulative TSR is calculated based upon a fixed investment of $100 on the last trading day of calendar 2022 through and including the last trading day of calendar 2025. Pursuant to applicable Securities and Exchange Commission rules, all values assume reinvestment of the full amount of all dividends, however no cash dividends have been declared on our Common Stock to date. The stockholder returns shown on the graph below are based on historical results and are not necessarily indicative of future performance, and we do not make or endorse any predictions as to future stockholder returns.

[6] Net Loss: The dollar amounts reported represent the amount of net loss reflected in the Company’s audited financial statements for the applicable year.

Compensation Actually Paid vs. Total Shareholder Return

Analysis of the Information Presented in the Pay versus Performance Table

As described in more detail in the section “Summary of Executive Compensation,” the Company’s executive compensation program reflects a variable pay-for-performance philosophy. While the Company utilizes various performance measures to align executive compensation with Company performance, few of those Company measures are presented in the Pay versus Performance table as progress of clinical development of our product candidates is non-financial in nature. Moreover, the Company generally seeks to incentivize long-term performance, and therefore does not specifically align the Company’s performance measures with compensation that is actually paid (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. In accordance with Item 402(v) of Regulation S-K, the Company is providing the following descriptions of the relationships between information presented in the Pay versus Performance table.

Compensation Actually Paid and Cumulative TSR

The amount of compensation actually paid to our current PEO, Mr. Barry, and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Mr. Barry) is aligned with the Company’s cumulative TSR over the three years presented in the table. The compensation actually paid aligns with the Company’s cumulative TSR over the period presented because a significant portion of the compensation actually paid to Mr. Barry and to the other NEOs is comprised of equity awards. Thus, compensation actually paid generally decreased consistent with the decrease in stock price over the three-year period presented.

Compensation Actually Paid vs. Net Income

Compensation Actually Paid and Net Loss

The amount of compensation actually paid to our current PEO, Mr. Barry, and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Mr. Barry) is generally not aligned with the Company’s net loss over the three years presented in the table. In general, companies seek to generate net income rather than a net loss. However, for a clinical stage company such as Filana, an increasing net loss may be linked to and indicative of progress in clinical trials, which become larger and more expensive in later stages trials.

Total Shareholder Return Amount			$ 6.7	7.99	76.2
Net Income (Loss)			(90,973,000)	(24,342,000)	(97,217,000)
PEO Name		Mr. Barbier				Mr. Barry
Mr. Barbier [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			0	3,685,803	6,263,038
PEO Actually Paid Compensation Amount			0	(1,008,439)	7,562,818
Mr. Barry [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			1,520,035	16,729,425	0
PEO Actually Paid Compensation Amount			1,334,641	1,776,953	$ 0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(490,035)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			304,641	304,641
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			661,110
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (290,247)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(66,222)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				$ 0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(140,010)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			97,308
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			188,888
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(114,906)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			23,326
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0